PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2020		$28,206	$8,797	$6,840	$149	$43,992
Additions, net		576	490	78	9	1,153
Transfer from construction work-in-progress		118	187	258	1	564
Acquisitions through business combinations	3	—	1,643	679	—	2,322
Disposals(2)		—	(1,208)	—	—	(1,208)
Items recognized through OCI:
Change in fair value		4,306	(51)	101	73	4,429
Foreign exchange	11	(1,133)	(124)	(221)	(9)	(1,487)
Items recognized through net income:
Change in fair value		(13)	(19)	(3)	(24)	(59)
Depreciation		(547)	(600)	(343)	(11)	(1,501)
As at December 31, 2021		31,513	9,115	7,389	188	48,205
Additions, net(3)		5	(194)	(65)	(7)	(261)
Transfer from construction work-in-progress		183	911	1,071	7	2,172
Acquisitions through business combinations	3	—	1,418	495	—	1,913
Disposals(2)	4	(97)	—	—	—	(97)
Transfer to assets held for sale	5	(677)	—	—	—	(677)
Items recognized through OCI:
Change in fair value		2,490	779	(31)	77	3,315
Foreign exchange	11	(1,634)	(178)	(191)	7	(1,996)
Items recognized through net income:
Change in fair value		(2)	8	(44)	(2)	(40)
Depreciation		(613)	(557)	(385)	(28)	(1,583)
As at December 31, 2022		$31,168	$11,302	$8,239	$242	$50,951
Construction work-in-progress
As at December 31, 2020		$212	$213	$172	$1	$598
Additions, net		194	357	575	6	1,132
Transfer to property, plant and equipment		(118)	(187)	(258)	(1)	(564)
Acquisitions through business combinations		—	—	44	—	44
Disposals(3)		—	(104)	—	—	(104)
Items recognized through OCI:
Change in fair value		—	17	127	—	144
Foreign exchange	11	(10)	(1)	(11)	(1)	(23)
As at December 31, 2021		278	295	649	5	1,227
Additions, net		209	1,155	1,325	7	2,696
Transfer to property, plant and equipment		(183)	(911)	(1,071)	(7)	(2,172)
Acquisitions through business combinations	3	—	347	827	—	1,174
Transfer to assets held for sale	5	(8)	—	—	—	(8)
Items recognized through OCI:
Change in fair value		—	269	161	—	430
Foreign exchange	11	3	(23)	6	(1)	(15)
As at December 31, 2022		$299	$1,132	$1,897	$4	$3,332
Total property, plant and equipment, at fair value
As at December 31, 2021(4)		$31,791	$9,410	$8,038	$193	$49,432
As at December 31, 2022(4)		$31,467	$12,434	$10,136	$246	$54,283
(1)Includes biomass and cogeneration.
(2)Relates to disposal of significant assets. See Note 4 Disposal of assets for additional details.
(3)Includes fair value changes to decommissioning assets of $255 million
(4)Includes right-of-use assets not subject to revaluation of $64 million (2021: $69 million) in hydroelectric, $242 million (2021: $174 million) in wind, $215 million (2021: $186 million) in solar and nil (2021: $2 million) in other.
During the year, Brookfield Renewable, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:
•A 248 MW development wind portfolio in Brazil, with $11 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 25% economic interest.
•An operating wind asset in China for a total capacity of 10 MW, with $17 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 25% economic interest.
•An development wind asset in China for a total capacity of 169 MW, with $241 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 20% economic interest.
•An operating utility-scale solar asset in Colombia for a total capacity of 40 MW, with $37 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 24% economic interest.
The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(g) – and 1(r)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(s)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2022	2021	2022	2021	2022	2021	2022	2021
Discount rate(1)
Contracted	4.9% - 5.4%	4.1% - 4.3%	8.5%	7.9%	8.2%	7.2%	4.4%	3.9%
Uncontracted	6.2% - 6.7%	5.4% - 5.6%	9.7%	9.2%	9.5%	8.5%	4.4%	3.9%
Terminal capitalization rate(2)	4.3% - 4.9%	4.8% - 5.1%	7.7%	8.0%	N/A	N/A	N/A	N/A
Terminal year(3)	2044	2042	2042	2041	2051	2048	2036	2036
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2022
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,530)	$(310)	$(110)	$(50)	$(2,000)
25 bps decrease in discount rates	1,650	260	110	50	2,070
5% increase in future energy prices	1,280	440	120	—	1,840
5% decrease in future energy prices	(1,270)	(440)	(120)	—	(1,830)
25 bps increase in terminal capitalization rate	(490)	(70)	—	—	(560)
25 bps decrease in terminal capitalization rate	540	80	—	—	620

	2021
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,510)	$(240)	$(100)	$(60)	$(1,910)
25 bps decrease in discount rates	1,690	330	100	60	2,180
5% increase in future energy prices	1,100	410	80	—	1,590
5% decrease in future energy prices	(1,100)	(410)	(80)	—	(1,590)
25 bps increase in terminal capitalization rate	(390)	(70)	—	—	(460)
25 bps decrease in terminal capitalization rate	430	70	—	—	500
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2022, including a one-time 30-year renewal for applicable hydroelectric assets, is 35 years (2021: 31 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2022:

	North America	Colombia	Brazil	Europe
1 - 5 years	75%	52%	84%	100%
6 - 10 years	60%	12%	66%	81%
Thereafter	30%	2%	43%	65%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$85	COP	293,000	R$	336	€72
11 - 20 years	76		352,000	387		66
(1)Assumes nominal prices based on weighted-average generation.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$98	COP	376,000	R$	290	€62
11 - 20 years	126		554,000	387		74
(1)Assumes nominal prices based on weighted-average generation.
Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2026 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $140 million (2021: $173 million).
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2022	2021
Hydroelectric	$9,812	$11,135
Wind	10,146	7,719
Solar	8,576	6,467
Other(1)	158	155
	$28,692	$25,476
(1)Includes biomass and cogeneration.